Goodwill (Carrying Value of Goodwill by Segment) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Goodwill [Line Items]
Goodwill, Beginning Balance	$ 251,343	$ 250,966
Accumulated impairment losses, Beginning Balance	(202,532)	(202,532)
Goodwill, Net, Beginning Balance	48,811	48,434
Foreign currency translation adjustment	(1,396)	377
Goodwill, Ending balance	249,947	251,343
Accumulated impairment losses, Ending balance	(202,532)	(202,532)
Goodwill, Net, Ending balance	47,415	48,811
Operating Segments [Member] | Sohu [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	70,800	70,423
Accumulated impairment losses, Beginning Balance	(32,246)	(32,246)
Goodwill, Net, Beginning Balance	38,554	38,177
Foreign currency translation adjustment	(1,396)	377
Goodwill, Ending balance	69,404	70,800
Accumulated impairment losses, Ending balance	(32,246)	(32,246)
Goodwill, Net, Ending balance	37,158	38,554
Operating Segments [Member] | Changyou [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	180,543	180,543
Accumulated impairment losses, Beginning Balance	(170,286)	(170,286)
Goodwill, Net, Beginning Balance	10,257	10,257
Foreign currency translation adjustment	0	0
Goodwill, Ending balance	180,543	180,543
Accumulated impairment losses, Ending balance	(170,286)	(170,286)
Goodwill, Net, Ending balance	$ 10,257	$ 10,257